Nov-02-05 01:12pm From-NEW YORK STOCK EXCHANGE +212 656 5893 T-471 P.002/003 F-009

Manager
Securities Operations

New York Stock Exchange, Inc.
20 Broad Street
New York, NY 10005

tel: 212.656.5026
fax: 212.656.5893
pmadho@nyse.com

CERTNYS

05069260

1-32039

NYSE

November 2, 2005

RECD S.E.C.
NOV 2 2005
1086

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531 – STOP 1004
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Capital Lease Funding, Inc., 8.125% Series A Cumulative Redeemable Preferred Stock, par value $.01 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on November 2, 2005. Tentative listing date – November 4, 2005.

Sincerely,

Paras Madho

PROCESSED
NOV 03 2005
THOMSON
FINANCIAL

651689